Condensed Combined Debtor in Possession Financial Information (Statement of Operations and Comprehensive Income) (Details) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Condensed Financial Statements, Captions [Line Items]
Revenues	$ 1,289	$ 1,923	$ 5,258	$ 9,779	$ 9,504
Expenses:
Direct vehicle and operating	827	1,241	3,627	5,486	5,355
Depreciation of revenue earning vehicles and lease charges	243	677	2,032	2,565	2,690
Selling, general and administrative	156	208	664	969	1,017
Total interest expense, net	(148)	(175)	608	805	739
Reorganization items, net	42	0	175	0	0
(Gain) from the sale of a business	392	0
Total expenses	1,021	2,284	7,310	9,766	9,761
Income (loss) before income taxes	268	(361)	(2,052)	13	(257)
Income tax (provision) benefit	(79)	4	329	(63)	30
Net income (loss)	189	(357)	(1,723)	(50)	(227)
Other comprehensive income (loss)	17	(39)	(23)	3	(63)
Comprehensive income (loss) attributable to Hertz Global	207	$ (395)	(1,737)	$ (55)	$ (288)
Hertz Global Holdings and Subsidiaries in Bankruptcy Proceedings
Condensed Financial Statements, Captions [Line Items]
Revenues	942		3,593
Expenses:
Direct vehicle and operating	687		2,896
Depreciation of revenue earning vehicles and lease charges	322		2,970
Selling, general and administrative	117		492
Total interest expense, net	34		(122)
Other (income) expense, net	18
Reorganization items, net	42		175
(Gain) from the sale of a business	(392)
Total expenses	828		6,833
Income (loss) before income taxes	114		(3,240)
Income tax (provision) benefit	(335)		(710)
Equity in earnings (losses) of subsidiaries, net of tax	411
Net income (loss)	190
Other comprehensive income (loss)	17
Comprehensive income (loss) attributable to Hertz Global	$ 207		$ (1,737)